SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Tax Legislation
On July 4, 2025, U.S. tax reform legislation known as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. Significant provisions of the OBBBA include the permanent extension of certain provisions of the 2017 Tax Cuts and Jobs Act, modifications to the international tax framework, and the restoration of favorable tax treatment for certain business provisions. The Company is currently evaluating the OBBBA and does not expect it will have a material impact on the consolidated financial statements of the Company.
Asset Purchase Agreement
On July 22, 2025, the Company, through its Korean subsidiary, entered into an asset purchase agreement, pursuant to which it will acquire substantially all of the assets and certain liabilities of Nelson Sports Inc., a Korean distributor of outdoor apparel and gear brands, including Arc'teryx for a purchase price of $30.0 million in addition to the cost of inventory on hand, payable at the closing date, plus an additional $20.0 million of contingent earnout consideration over the 12 months following the closing of the transaction. The transaction will be funded by existing cash resources of the Company and is expected to close in the second half of 2025, subject to certain regulatory approvals.
China Facilities
On August 4, 2025, Amer Sports Shanghai Trading Ltd., our wholly owned subsidiary, entered into a CNY 540 million facility with Standard Chartered Bank (China) Limited, which includes bonds and guarantees of up to CNY 540 million and, at the option of the Company, either a CNY 500 million unsecured working capital line of credit or CNY 500 million synthetic loan. Borrowings under the working capital line of credit will bear interest at a rate per annum equal to the one-year China Loan Prime Rate adjusted by an agreed upon spread, and borrowings under the synthetic loan will bear interest at a rate per annum dependent on market conditions on the date of drawdown. The bonds and guarantees expire fourteen months after issuance and the working capital line of credit and synthetic loan expire one year after the date of drawdown. No amounts have been issued or drawn down as of the date of this report.
No other events occurred subsequent to June 30, 2025 that merit disclosure in these unaudited condensed consolidated interim financial statements.